111 Huntington Ave., Boston, Massachusetts  02199-7632

Phone 617-954-5000

April 13, 2020

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:                             MFS® Series Trust X (the “Trust”) (File Nos. 33-1657 and 811-4492) on behalf of MFS® International Large Cap Value Fund (the “New Fund”) Post-Effective Amendment No. 155 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to (1) the Securities Act of 1933, as amended, and Rule 485(a) thereunder, (2) the Investment Company Act of 1940, as amended, and (3) Regulation S-T, please find Post-Effective Amendment No. 155 to the Registration Statement of the Trust (the “Amendment”), marked to indicate all changes from Post-Effective Amendment No. 154 to the above-captioned Registration Statement, except in the case of the Prospectus, Statement of Additional Information, and Supplements to the Statement of Additional Information, which have not been marked.

This Amendment is being filed in order to register the New Fund as a series of the Trust, and accordingly, the anticipated effective Date is June 27, 2020.

Additionally, the wording “report does not exist” which appears throughout the prospectus will be replaced in certain instances with the appropriate required information in the 485(b) filing.

If you have any questions concerning the foregoing, please call the undersigned at (617) 954-5655 or David Harris at (617) 954-4417.

Sincerely,

WILLIAM B. WILSON
William B. Wilson
Assistant Vice President and Associate Counsel

WBW/mjy

Enclosures